Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Business and other tax payables	89,715	69,799
Refundable deposits from employees and agents	18,239	19,400
Professional fees	5,609	13,453
Accrued expenses to third parties	33,382	20,486
Contributions from members of eHuzhu mutual aid program (Note 2(c))	37,261	32,915
Accrued compensation to staff layoff	—	20,648
Payable to disposal subsidiaries	—	92,010
Others	1,793	818
Total	185,999	269,529